Definite-Lived Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Definite-Lived Intangible Assets, Net [Abstract]
Amortization expense	$ 1,100,112	$ 1,065,373	$ 1,168,358